Notes receivable	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Notes receivable	Notes receivable
The Group collects notes receivable from its customers for sales of automotive computing platform, SoC Core Modules and other products. Notes receivable as of December 31, 2023 and June 30, 2024 were bank acceptance notes, among which RMB6,603 and RMB16, respectively, are pledged as collateral to secure the Group’s liability for notes payable issued by China Industrial Bank. The notes payables are used for settlement between the Group and its suppliers on the purchase of raw materials and other inventories.